(LOGO)
DEUTSCHE ASSET MANAGEMENT
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Mutual Fund
Annual Report
March 31, 2001

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Premier Class

Asset Management Fund

(LOGO)
A Member of the
DEUTSCHE BANK GROUP
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

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................... 3

              ASSET MANAGEMENT FUND--PREMIER CLASS
                 Statement of Assets and Liabilities ......................... 9
                 Statement of Operations .....................................10
                 Statements of Changes in Net Assets .........................11
                 Financial Highlights ........................................12
                 Notes to Financial Statements ...............................13
                 Report of Independent Accountants ...........................15
                 Tax Information .............................................15

               ASSET MANAGEMENT PORTFOLIO
                 Schedule of Portfolio Investments ...........................16
                 Statement of Assets and Liabilities .........................25
                 Statement of Operations .....................................26
                 Statements of Changes in Net Assets .........................27
                 Financial Highlights ........................................28
                 Notes to Financial Statements ...............................29
                 Report of Independent Accountants ...........................32



                            ------------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                            ------------------------

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                                       2

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Deutsche Asset Management's Asset Management Fund--Premier Class (the `Fund'), providing a review of the markets, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The US economy continued to expand over the first half of the fiscal year, but there was concern that inflation may be imminent and that the Federal Reserve Board would continue its tightening cycle.
o In fact, the Federal Reserve Board followed up its three 1999 interest rate hikes and two first quarter 2000 rate hikes with another increase on May 16, 2000, bringing the total increase to 1.75%.
o Reflecting the lagged effects of these increases as well as tightenings initiated by the European Central Bank and the Bank of Japan, the US economy and the global economy began showing signs of slowing in the third calendar quarter.
o Another contributing factor to the slowdown was rising energy prices, which cut into consumers' purchasing power throughout most of the industrialized nations.

During the second half of the fiscal year, the US economy experienced a dramatic slowdown.
o Businesses sought to trim unwanted inventories, industrial production faltered and consumer demand weakened.
o The global economy also showed distinct signs of weakness.
o The deceleration in economic activity was so pronounced that the Federal Reserve Board took two unprecedented steps.
  -- At their mid-December meeting, the Federal Reserve Board shifted its risk assessment for the economy directly from one of inflation to one of economic weakness.
  -- Then, at the beginning of the new year, the Federal Reserve Board lowered interest rates by 0.50% in a surprise intra-meeting move.
  -- At the next two scheduled meetings, on January 31 and March 20, the Federal
     Reserve Board again lowered interest rates by 0.50% each time. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

US EQUITIES
For the twelve months ended March 31, 2001, the broad US equity markets were down significantly.
o At first, market worries centered on the risks of economic overheating and rising interest rates.
o Concerns then shifted to the implications for corporate earnings of slowing economic growth, rising energy prices and an appreciating dollar.
o Other factors weighing on the equity markets during the second half included a prolonged presidential election and a weak euro.
o With such concerns persistent, volatility remained high throughout the annual period.

The S&P 500 Index was down 21.68% for the twelve month period--almost all of that loss attributable to the second half of the year.
o In fact, the S&P 500 Index fell more in the first quarter of 2001--by 11.86%--than it fell during the entire year 2000.
o The technology-heavy NASDAQ Composite fell 59.79% for the fiscal year.
o Mid capitalization stocks, as measured by the S&P MidCap 400 Index, outperformed both their large cap and small cap brethren during the twelve months ended March 31, 2001, with an annual return of -6.96%.

Overall, Information Technology was the hardest hit sector, as concerns about valuations and corporate earnings and revenue growth dominated.
o It had become increasingly clear that the rapid pace of growth in the Information Technology and Telecommunications sectors over the past few years, driven in large part by Y2K and Internet spending, was not sustainable.
o The Technology sector's weakness carried over to other sectors, as companies pre-announced lowered earnings due to weak demand and higher costs.

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                                       3

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

US BONDS
The US fixed income markets were dominated by the policies of the Federal Reserve Board throughout the fiscal year.
o As the fiscal year began, the US fixed income markets remained under pressure from signs of excessive demand growth and Federal Reserve Board tightening. Yield curves generally flattened in this tightening environment, especially in the US Treasury market, where reductions in debt supply actually pushed long-term yields down.
o Beginning in early summer, US fixed income markets rallied, as evidence of moderating US economic growth eased inflation concerns and moved the Federal Reserve Board to the sidelines. Yield curves steepened on the perception of an end to the Federal Reserve Board's tightening cycle.
o During the fourth quarter of 2000, the US fixed income markets were occupied by fears of an economic hard landing and expectations that the Federal Reserve Board would come to the rescue with interest rate cuts in early 2001.
  -- As the economic slowdown accelerated, equity markets grew more volatile and corporate credit quality deteriorated, there was a renewed flight-to-quality into the US Treasury market.
  -- The result was a sharp decline in Treasury yields.
o The yield curve became increasingly more positively sloped since the first of the year 2001, as both US and global investors especially flocked to short-term Treasuries. This normalized yield curve created a more favorable environment for fixed income investing overall.
  -- January 2001 witnessed the second best monthly performance for US corporate bonds in the past ten years.

--------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE                                AVERAGE ANNUAL
                                                         TOTAL RETURNS                                 TOTAL RETURNS

 Periods Ended                1 Year    3 Years    5 Years       Since    1 Year     3 Years    5 Years        Since
 March 31, 2001                                              Inception                                     Inception
--------------------------------------------------------------------------------------------------------------------
 Asset Management Fund
   Premier Class 1
   (inception 9/16/93)        (10.90)%   14.45%     75.75%     118.06%    (10.90)%    4.60%     11.94%      10.90%
--------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 2              (21.68)%    9.43%     94.06%     191.64%4   (21.68)%    3.05%     14.18%      15.34%4
--------------------------------------------------------------------------------------------------------------------
 Salomon Broad
   Investment Grade
   Bond Index 2                12.59%    22.08%     43.40%      62.31%4    12.59%     6.88%      7.48%       6.67%4
--------------------------------------------------------------------------------------------------------------------
 Asset Allocation Index
   Long Range 2                (8.11)%   15.80%     70.46%     125.81%4    (8.11)%    5.01%     11.26%      11.47%4
--------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio
   Funds Average 3            (10.08)%    9.39%     55.52%     106.50%4   (10.08)%    2.89%      9.05%       9.92%4
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT TERM
  PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.
  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Advisor and Administrator. Investments in derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Mergers and acquisition transactions may be renegotiated, terminated, or delayed and in the event that these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than expected.
2 The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large
  US companies. The Salomon Broad Investment Grade Index covers an all inclusive universe of institutionally traded
  US Treasury, agency, mortgage and corporate securities. The Asset Allocation Index--Long Range is calculated using the performance of three unmanaged indices representative of stocks (the S&P 500 Index), bonds (the Salomon Broad
  Investment Grade Index) and cash (90-Day Treasury Bills) weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper
  Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Benchmark returns are for the period beginning September 30, 1993.

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                                       4

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  -- Despite some 'give-back' in February and a mostly flat March, the first quarter of 2001 produced favorable results, with total returns for most US fixed income sectors gaining significantly.

INTERNATIONAL MARKETS
As in the US, the world equity markets were volatile throughout the fiscal year, focused on the US Federal Reserve Board's, the European Central Bank's and the Bank of England's monetary policies.
o The slowdown in global economic activity resulted in interest rate cuts led by the US but global in scope. However, the cuts were not enough to stem a series of corporate profit warnings.
o Japan especially struggled. The Bank of Japan's decision to pursue a 0% interest rate policy weakened the yen. During the first quarter of 2001, the Japanese equity market fell to lows not seen since the mid 1980s. The effects of concerns about the health of the Japanese economy rippled through virtually all of the Asian economies and equity markets.
o The weight of the economic downturn in the US put pressure on Europe. European economies benefited from benign inflation, but US blue chip companies' profit warnings detracted from performance within European equity markets. Investors' call for the European Central Bank to lower interest rates grew.
o International bond markets performed relatively well during the fiscal year, with yields higher during the first half, but then declining during the second.

--------------------------------------------------------------------------------
 FIVE LARGEST COMMON STOCK HOLDINGS
 (percentages are based on total net assets of the Portfolio)
--------------------------------------------------------------------------------
   General Electric ................................ 1.80%
   Microsoft Corp. ................................. 1.36
   Exxon Mobil Corp. ............................... 1.31
   Pfizer Inc. ..................................... 1.20
   Citigroup Inc. .................................. 1.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FIVE LARGEST FIXED INCOME LONG TERM SECURITIES
 (percentages are based on total net assets of the Portfolio)
--------------------------------------------------------------------------------
   US Treasury Bond, 8.125%, 8/15/19                 1.86%
   US Treasury Bond, 6.125%, 8/15/29                 1.19
   FHLMC Gold, 7.000%, 6/1/09                        1.05
   US Treasury Note, 6.000%, 8/15/09                 1.03
   Harrisburg, PA. Hsg. Corp., 10.000%, 7/15/24      1.03
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ASSET ALLOCATION                                                (as of 3/31/01)
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-term Instruments           11.54%
Stocks                           51.86%
Bonds                            36.60%

This chart shows Asset Management Fund's investment exposure to different asset classes (ie, stocks, bonds and short term instruments). The Fund also may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market. Futures contracts are not reflected in the chart above.

CASH
The US dollar climbed higher against most major currencies over the first half of the annual period, pushing the euro to all-time lows. Toward the end of the second fiscal quarter, joint central bank intervention seemed to have arrested, but not reversed, the euro's decline.

During the second half of the annual period, the US dollar fluctuated. Interest rate cuts in January strengthened the dollar as fears of a US recession diminished, only to increase again as weaker economic data was released. As the months progressed, the euro strengthened against the dollar, as the European economy looked to outperform the US economy for 2001. Then, as the other world economies slowed and foreign investors sought the perceived safety of US bonds, the US dollar appreciated against the euro once again.

INVESTMENT REVIEW
The Fund outperformed the S&P 500 Index, but underperformed the Salomon Broad Investment Grade Bond Index, the Asset Allocation Index--Long Range, and Lipper category average for the annual period ended March 31, 2001. This relative performance was due primarily to the Fund's overweighting of equities, underweighting of US fixed income and exposure to the euro currency. Our model's assessment of a wide variety of factors supported the Fund's allocation.

--------------------------------------------------------------------------------

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

There were two primary drivers behind the equities overweighting, and within that the overweighting of international equities and underweighting of US equities. The overall price/earnings levels of foreign markets coupled with low inflation supported the preference for international equities over US stocks. In addition, decreases in global long-term bond yields made equity markets more attractive than fixed income markets.

The fixed income position was underweighted based on our quantitative model's signal that limited upside existed in the short term for bonds versus equities. The primary driver behind the euro overweighting was the level and global trend in interest rates.

As of March 31, 2001, the Fund's asset weightings were 53.25% in US equities, 6.92% in international equities, 24.22% in US bonds, 2.65% in international bonds and 12.96% in cash and other short-term instruments.1

MANAGER OUTLOOK
US economic activity remains sluggish, though not recessionary.
o Demand is still growing, but tepidly, weighed down by deteriorating financial conditions and higher energy costs. The weakness in demand is being exacerbated by an inventory correction, as firms scramble to realign inventories with the slower pace of sales.
o In this environment, we expect that consumer confidence and spending will hold up just enough to prevent a vicious downward economic spiral. Still, the risks of a more severe, prolonged weakening in the economy remain high.
o Thus, in our view, the US Federal Reserve Board will likely remain in an aggressive easing mode at least until mid-year 2001. In our view, the Federal Reserve Board may then move to the sidelines, as we expect growth to begin to bottom, equities to stabilize and tax cuts to become enacted.

US equity markets must contend with a sharply deteriorating profit outlook for the near term, but could firm later this year.
o Sluggish economic growth and narrowing profit margins weigh heavily on corporate bottom lines.
o However, if economic activity begins to pick up later this year and into 2002, as we expect, then equities may be close to discounting the bad news.
o Still, equity returns are likely to be more modest and closer to historical norms than those seen in the boom of the late 1990s.

We expect that the US fixed income markets overall should continue to perform well in 2001.
o If the current economic slowdown continues or develops into a recession, we expect yield declines to be especially notable.
o It appears that fixed income markets have priced in the Federal Reserve Board's interest rate cuts and may continue to benefit from soft economic data and shaky equity markets in the near term.

Current international economic conditions, we believe, pave the way for further global interest rate cuts.
o Global economic growth continues to slow in 2001, intensifying a trend that started during the summer of 2000. What began as a welcome moderation from an overheated global economy, led by the US, has culminated into a sharp deceleration that may threaten the viability of the recent economic expansion.
o Euroland, while slowing down, has low inflation with much better prospects of economic recovery and growth than many other regions of the world, including Asia.

There continue to be pockets of investment opportunity among the international markets, in our view.
o A decrease in interest rates in Europe is expected some time during the second calendar quarter of 2001. This should help liquidity as well as boost stability in the region's financial markets.
o The economic and political backdrop in Japan continues to support a weaker yen. Thus, as the global economic slowdown continues, we consider Australia to be the economic safe haven of Asia.
o The slowdown in the Canadian economy is being led by the slowdown in the US, but the rate of capacity utilization of the two countries appears to be vastly different. Whereas the US rate has been on a downward trend for an extended period, capacity utilization has held close to historical highs in

--------------------------------------------------------------------------------
1 Asset weightings include market value of futures contracts as of March 31,
  2001.
--------------------------------------------------------------------------------
                                       6

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  Canada. The pullback in capital spending is likely to be less dramatic in Canada than in the US and thus bodes well for Canadian markets.

We intend to stay disciplined to the Fund's model-driven investment strategy. We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of Asset Management and look forward to continuing to serve your investment needs in the years ahead.

/s/  JANET CAMPAGNA
/s/  ROBERT WANG

Janet Campagna and Robert Wang
Portfolio Managers of the ASSET MANAGEMENT PORTFOLIO
March 31, 2001

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                                       7

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

ASSET MANAGEMENT FUND--PREMIER CLASS, S&P 500 INDEX,
SALOMON BROAD INVESTMENT GRADE BOND INDEX, ASSET ALLOCATION INDEX--LONG RANGE AND LIPPER FLEXIBLE PORTFOLIO FUNDS AVERAGE
GROWTH OF A $5,000,000 INVESTMENT (SINCE SEPTEMBER 16, 1993)1

                                       US$

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      Asset Management Fund--     S&P 500 Index    Salomon Broad Investment     Asset Allocation Index--  Lipper Flexible Portfolio
     Premier Class $10,903,000     $14,582,000    Grade Bond Index $8,115,508   Long Range $11,290,500    Funds Average $10,237,450

9/30/93      $5,000,000            $5,000,000             $5,000,000                    $5,000,000                 $5,000,000
3/31/94      $4,835,000            $4,922,500             $4,861,090                    $4,917,500                 $4,933,460
9/30/94      $4,858,000            $5,184,000             $4,839,930                    $5,064,500                 $5,013,590
3/31/95      $5,180,000            $5,688,000             $5,104,860                    $5,447,000                 $5,257,620
9/30/95      $5,769,000            $6,726,000             $5,520,160                    $6,159,500                 $6,002,480
3/31/96      $6,204,000            $7,513,500             $5,659,340                    $6,623,500                 $6,461,820
9/30/96      $6,600,000            $8,093,500             $5,792,960                    $6,979,500                 $6,784,700
3/31/97      $7,091,500            $9,003,000             $5,936,740                    $7,491,500                 $7,179,020
9/30/97      $8,456,500           $11,368,000             $6,354,990                    $8,760,500                 $8,472,790
3/31/98      $9,526,500           $13,326,500             $6,647,800                    $9,750,500                 $9,337,630
9/30/98      $9,402,500           $12,396,000             $7,083,810                    $9,645,000                 $8,770,480
3/31/99     $10,749,000           $15,786,500             $7,079,900                   $11,059,000                $10,241,700
9/30/99     $10,814,000           $15,845,000             $7,065,130                   $11,110,500                $10,285,500
3/31/00     $12,236,000           $18,621,000             $7,208,320                   $12,286,500                $11,605,800
9/30/00     $12,080,500           $17,952,000             $7,554,380                   $12,290,000                $11,534,800
3/31/01     $10,903,000           $14,582,000             $8,115,510                   $11,290,500                $10,237,400

--------------------------------------------------------------------------------
   TOTAL RETURN
                                              AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                             1 Year     5 Years      Since
   March 31, 2001                                                  9/16/93 1
--------------------------------------------------------------------------------
   Asset Management Fund--Premier Class     (10.90)%     11.94%     10.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Fund's inception date.
  PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Advisor andAdministrator. The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large US companies. The Salomon Broad Investment Grade Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Asset Allocation Index--Long Range is calculated using the performance of three unmanaged indices representative of stocks, (the S&P 500 Index) bonds (the Salomon Broad Investment Grade Index) and cash (90-Day Treasury Bills) weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges. Benchmark returns are for the period beginning September 30, 1993.

--------------------------------------------------------------------------------
                                       8

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                            MARCH 31, 2001
ASSETS
   Investment in Asset Management Portfolio, at value ......................................  $416,588,996
   Receivable for capital shares sold ......................................................       427,841
   Due from Bankers Trust ..................................................................         5,241
   Prepaid expenses and other ..............................................................         9,800
                                                                                              ------------
Total assets ...............................................................................   417,031,878
                                                                                              ------------
LIABILITIES
   Income dividend payable .................................................................        49,652
   Payable for capital shares redeemed .....................................................       247,373
   Accrued expenses and other ..............................................................        20,653
                                                                                              ------------
Total liabilities ..........................................................................       317,678
                                                                                              ------------
NET ASSETS .................................................................................  $416,714,200
                                                                                              ============
COMPOSITION OF NET ASSETS
   Paid-in capital .........................................................................  $442,411,213
   Undistributed net investment income .....................................................       176,981
   Accumulated net realized loss on investment and foreign currency transactions ...........   (12,000,387)
   Net unrealized depreciation on investments and foreign currencies .......................   (13,873,607)
                                                                                              ------------
NET ASSETS .................................................................................  $416,714,200
                                                                                              ============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number
   of shares authorized) ...................................................................    37,962,347
                                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..............................................  $      10.98
                                                                                              ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       9

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                        FOR THE YEAR ENDED
                                                                                            MARCH 31, 2001
INVESTMENT INCOME
   Income allocated from Asset Management Portfolio, net ...................................  $ 15,504,144
                                                                                              ------------
EXPENSES
   Administration and services fees ........................................................       729,251
   Professional fees .......................................................................        29,216
   Printing and shareholder reports ........................................................        24,754
   Registration fees .......................................................................        18,484
   Trustees fees ...........................................................................         5,398
   Miscellaneous ...........................................................................         4,395
                                                                                              ------------
Total expenses .............................................................................       811,498
Less: fee waivers or expense reimbursements ................................................      (811,498)
                                                                                              ------------
Net expenses ...............................................................................            --
                                                                                              ------------
NET INVESTMENT INCOME ......................................................................  $ 15,504,144
                                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
     Investment transactions ...............................................................    12,036,712
     Foreign currency transactions .........................................................    (4,187,379)
     Forward foreign currency transactions .................................................       280,031
     Futures transactions ..................................................................   (17,216,466)
   Net change in unrealized appreciation/depreciation on investments and
     foreign currencies ....................................................................   (59,049,163)
                                                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES .....................   (68,136,265)
                                                                                              ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................................................  $(52,632,121)
                                                                                              ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEARS ENDED MARCH 31,
                                                                            2001                       2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................................  $  15,504,144              $  15,079,529
   Net realized gain (loss) from investment and
     foreign currency transactions ..............................     (9,087,102)                56,951,724
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies .........................    (59,049,163)                  (271,586)
                                                                   -------------              -------------
Net increase (decrease) in net assets from operations ...........    (52,632,121)                71,759,667
                                                                   -------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................................    (11,359,363)               (12,881,836)
   Net realized gain ............................................    (66,352,263)                (5,627,182)
                                                                   -------------              -------------
Total distributions .............................................    (77,711,626)               (18,509,018)
                                                                   -------------              -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ................................    108,560,367                110,823,410
   Dividend reinvestments .......................................     75,607,213                 18,209,107
   Cost of shares redeemed ......................................   (149,113,621)              (240,399,537)
                                                                   -------------              -------------
Net increase (decrease) in net assets from capital
   share transactions ...........................................     35,053,959               (111,367,020)
                                                                   -------------              -------------
TOTAL DECREASE IN NET ASSETS ....................................    (95,289,788)               (58,116,371)
NET ASSETS
   Beginning of year ............................................    512,003,988                570,120,359
                                                                   -------------              -------------
   End of year (including undistributed net investment income
     of $176,981 and $571,469, respectively) ....................  $ 416,714,200              $ 512,003,988
                                                                   =============              =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  FOR THE YEARS ENDED MARCH 31,
                                                               2001       2000       1999       1998       1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF YEAR ....................................    $14.44     $13.11     $14.50     $12.05     $11.25
                                                             ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................................      0.41       0.33       0.47       0.37       0.38
   Net realized and unrealized gain (loss) on
     investments and foreign currencies .................     (1.79)      1.44       1.29       3.60       1.19
                                                             ------     ------     ------     ------     ------
Total from investment operations ........................     (1.38)      1.77       1.76       3.97       1.57
                                                             ------     ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................................     (0.30)     (0.31)     (0.45)     (0.37)     (0.45)
   In excess of net investment income ...................        --         --      (0.27)        --         --
   Net realized gain from
     investment transactions ............................     (1.78)     (0.13)     (2.43)     (1.15)     (0.32)
                                                             ------     ------     ------     ------     ------
Total distributions .....................................     (2.08)     (0.44)     (3.15)     (1.52)     (0.77)
                                                             ------     ------     ------     ------     ------
NET ASSET VALUE, END OF YEAR ............................    $10.98     $14.44     $13.11     $14.50     $12.05
                                                             ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN 1 ...............................    (10.90)%    13.83%     12.83%     34.34%     14.31%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .....................................  $416,714   $512,004   $570,120   $496,798   $270,315
   Ratios to average net assets:
     Net investment income ..............................      3.20%      2.69%      2.89%      2.97%      3.12%
     Expenses after waivers, including expenses
        of the Asset Management Portfolio ...............      0.59%      0.60%      0.60%      0.60%      0.60%
     Expenses before waivers, including expenses
        of the Asset Management Portfolio ...............      0.93%      0.93%      0.93%      0.92%      0.96%

--------------------------------------------------------------------------------
1 Total return would have been lower had certain expenses not been reimbursed by the Manager.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Pyramid Mutual Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The Asset Management Fund--Premier Class (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations and offering shares on September 16, 1993.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Asset Management Portfolio (the 'Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2001, the Fund's investment was approximately 76% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to FinancialStatements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of March 31, 2001, have been primarily attributable to partnership tax allocations and foreign currency transactions, and have been reclassified to the following accounts:


                      Undistributed    Accumulated
                     Net Investment   Net Realized          Paid-in
Fund                   Income (Loss)  Gains (Losses)        Capital
----                 ---------------  --------------        -------
Asset Management
  Fund--Premier Class    $(4,539,269)     $7,094,377    $(2,555,108)

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its Funds. Expenses directly attributable to a fund are charged to that Fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust.

--------------------------------------------------------------------------------
                                       13

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets.

Through July 31, 2001, the Investment Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary, to limit all expenses to 0.60% of the average daily net assets of the Fund, including expenses of the Asset Management Portfolio.

Effective January 2, 2001, the Investment Advisor and Administrator have voluntarily agreed to waive their fees and/or reimburse expenses of the Asset Management Fund--Premier Class, to the extent necessary, to limit all expenses to 0.55% of the average daily net assets of the Fund, including the expenses of the Asset Management Portfolio. This, in effect, reduces the Asset Management Portfolio's expenses to 0.55% of its average daily net assets.

These voluntary waivers and reimbursements may be terminated or adjusted at any time at our sole discretion without notice to shareholders.

NOTE 3--CAPITAL SHARE TRANSACTIONS

At March 31, 2001, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:

                          For the Year Ended              For the Year Ended
                              March 31, 2001                  March 31, 2000
                 ---------------------------    ----------------------------
                      Shares          Amount         Shares           Amount
                 -----------   -------------    -----------    -------------
Sold               8,136,747   $ 105,737,937      8,150,028    $ 110,823,410
Reinvested         6,255,614      78,429,643      1,376,456       18,209,107
Redeemed         (11,892,495)   (149,113,621)   (17,551,294)    (240,399,537)
                 -----------   -------------    -----------    -------------
Net increase
  (decrease)       2,499,866   $  35,053,959     (8,024,810)   $(111,367,020)
                 ===========   =============    ===========    =============

NOTE 4--CAPITAL LOSSES

At March 31, 2001, the Fund deferred post-October capital losses of $7,194,377 to the next fiscal year ending March 31, 2002.

--------------------------------------------------------------------------------
                                       14

Asset Management Fund--Premier Class
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Pyramid Mutual Funds and Shareholders of the Asset Management Fund--Premier Class:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asset Management Fund--Premier Class (one of the Funds comprising BT Pyramid Mutual Funds, hereafter referred to as the `Fund') at March 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
April 30, 2001

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended March 31, 2001

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included $51,488,813 from long-term capital gains, all of which is taxable at the 20% capital gains rate.

Of the ordinary dividends made during the fiscal year ended March 31, 2001, 10.14% qualifies for the dividends received deduction available to corporate shareholders.

Of the ordinary dividends made during the fiscal year ended March 31, 2001, 8.89% have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
                                       15

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

      SHARES SECURITY                                                      VALUE

             INVESTMENTS IN UNAFFILIATED ISSUERS
             COMMON STOCKS--49.59%
             AEROSPACE--0.07%
       8,700 Raytheon Co.--Class B ..............................   $    255,606
       4,300 Rockwell International Corp. .......................        156,305
                                                                    ------------
                                                                         411,911
                                                                    ------------
             AGRICULTURE--0.22%
      22,500 Agribrands International, Inc. 1 ...................      1,214,550
                                                                    ------------
             BANKS--0.46%
        9,500 BB&T Corp. ........................................        334,115
      49,600 J.P. Morgan Chase & Co. ............................      2,227,040
                                                                    ------------
                                                                       2,561,155
                                                                    ------------
             BASIC MATERIALS--0.98%
       5,400 Air Products and Chemicals, Inc. ...................        207,360
       4,000 Alcan Aluminum Ltd. ................................        144,000
      22,300 Alcoa, Inc. ........................................        801,685
       3,100 Allegheny Technologies .............................         53,971
      16,500 Archer-Daniels-Midland Co. .........................        216,975
      10,300 Barrick Gold Corp. .................................        147,187
         600 Bemis Co., Inc. ....................................         19,854
       3,900 Boise Cascade Corp. ................................        122,460
      17,500 Dow Chemical Co. ...................................        552,475
      25,700 Du Pont (E.I.) de Nemours & Co. ....................      1,045,990
       1,900 Eastman Chemical Co. ...............................         93,518
       5,000 Engelhard Corp. ....................................        129,300
       1,700 FMC Corp. ..........................................        125,188
       5,200 Freeport-McMoRan Copper &
               Gold, Inc.--Class B 1 ............................         67,860
         800 Great Lakes Chemical Corp. .........................         24,592
       2,800 Hercules, Inc. .....................................         36,372
       6,700 Homestake Mining Co. ...............................         35,242
       4,700 Inco Ltd. ..........................................         69,701
       3,300 International Flavors & Fragrances, Inc. ...........         72,798
       1,300 International Paper Co. ............................         46,904
       4,800 Louisiana-Pacific Corp. ............................         46,128
       2,000 Mead Corp. .........................................         50,180
       4,400 Newmont Mining Corp. ...............................         70,928
       2,100 Nucor Corp. ........................................         84,147
       9,300 Pactiv Corp. 1 .....................................        112,623
       1,400 Phelps Dodge Corp. .................................         56,252
       8,700 Placer Dome, Inc. ..................................         75,255
       1,200 Potlatch Corp. .....................................         38,340
       2,200 PPG Industries, Inc. ...............................        101,398
       3,700 Praxair, Inc. ......................................        165,205
         800 Rohm & Haas Co. ....................................         24,648
         800 Sigma Aldrich Corp. ................................         38,300
       2,800 Temple Inland, Inc. ................................        123,900


      SHARES SECURITY                                                      VALUE

       5,400 USX--US Steel Group ................................   $     79,326
       1,900 Vulcan Materials Co. ...............................         88,977
       2,600 Westvaco Corp. .....................................         62,998
       2,200 Willamette Industries, Inc. ........................        101,200
       5,200 Worthington Industries, Inc. .......................         48,360
                                                                    ------------
                                                                       5,381,597
                                                                    ------------
             BEVERAGES--0.01%
         600 Adolph Coors Co.--Class B ..........................         39,264
                                                                    ------------
             BIOPHARMACEUTICALS--0.05%
       6,000 Chiron Corp. 1 .....................................        263,250
                                                                    ------------
             BROADCASTING--0.21%
      46,200 Citadel Communications Corp. 1 .....................      1,149,225
                                                                    ------------
             CAPITAL GOODS--3.95%
       4,800 Allied Waste Industries, Inc. ......................         75,264
       4,900 American Power Conversion Corp. 1 ..................         63,164
         400 Avery Dennison Corp. ...............................         20,808
      21,200 Boeing Co. .........................................      1,181,052
       8,400 Caterpillar, Inc. ..................................        372,792
       2,800 Cooper Industries, Inc. ............................         93,660
       1,500 Crane Co. ..........................................         39,075
       3,400 Cummins Engine Co., Inc. ...........................        127,636
       3,300 Danaher Corp. ......................................        180,048
       5,300 Deere & Co. ........................................        192,602
       4,900 Dover Corp. ........................................        175,616
       1,400 Eaton Corp. ........................................         95,900
      10,600 Emerson Electric Co. ...............................        656,776
       5,900 General Dynamics Corp. .............................        370,166
     236,800 General Electric Co. ...............................      9,912,448
       2,100 Goodrich (B.F.) Co. ................................         80,577
      36,100 Honeywell International, Inc. ......................      1,472,880
       7,500 Illinois Tool Works, Inc. ..........................        426,300
       3,500 Ingersoll-Rand Co. .................................        138,985
       1,400 ITT Industries .....................................         54,250
       1,800 Johnson Controls, Inc. .............................        112,428
      10,300 Lockheed Martin Corp. ..............................        367,195
         800 Millipore Corp. ....................................         37,008
       9,900 Minnesota Mining & Manufacturing Co. ...............      1,028,610
       4,500 Molex, Inc. ........................................        158,766
       1,900 National Service Industries, Inc. ..................         44,555
       4,300 Navistar International Corp. .......................         98,040
       1,500 Northrop Grumman Corp. .............................        130,500
       4,000 Paccar, Inc. .......................................        179,250
       3,300 Pall Corp. .........................................         72,336
       3,600 Parker-Hannifin Corp. ..............................        142,992
      10,400 Sanmina Corp. 1 ....................................        203,450
       2,100 Sealed Air Corp. ...................................         69,993
      17,900 Solectron Corp. ....................................        340,279

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

      SHARES SECURITY                                                      VALUE

           1 Teledyne Technologies 1 ............................   $         14
       1,900 Textron, Inc. ......................................        107,996
       7,100 Thermo Electron Corp. ..............................        159,609
       6,100 Timken Co. .........................................         95,466
      32,960 Tyco International Ltd. ............................      1,424,862
      11,700 United Technologies Corp. ..........................        857,610
      16,300 Waste Management, Inc. .............................        402,610
                                                                    ------------
                                                                      21,763,568
                                                                    ------------
             COMMERCIAL SERVICES--0.04%
       5,550 Concord EFS, Inc. 1 ................................        226,163
                                                                    ------------
             COMMUNICATION SERVICES--3.83%
       4,600 Alltel Corp. .......................................        241,316
     112,100 AOL Time Warner Inc. 1 .............................      4,500,815
      96,300 AT&T Corp. .........................................      2,051,190
      47,300 BellSouth Corp. ....................................      1,935,516
       4,600 Centurytel, Inc. ...................................        132,250
       6,700 Citizen Communications Co. .........................         84,755
      27,800 Global Crossing Ltd. ...............................        375,022
         500 Meredith Corp. .....................................         17,455
      20,700 Nextel Communications, Inc.--Class A ...............        297,562
      45,700 Qwest Communications
               International, Inc. 1 ............................      1,601,785
      86,600 SBC Communications, Inc. ...........................      3,864,958
      22,800 Sprint Corp. .......................................        501,372
      24,800 Sprint PCS Group ...................................        471,200
       6,000 Univision Communications, Inc. 1 ...................        228,960
      69,100 Verizon Communications .............................      3,406,630
      74,300 Worldcom, Inc. 1 ...................................      1,388,481
                                                                    ------------
                                                                      21,099,267
                                                                    ------------
             COMPUTER SOFTWARE--0.01%
       9,800 BroadVision, Inc. 1 ................................         52,369
                                                                    ------------
             CONSUMER CYCLICALS--4.47%
       5,000 American Greetings Corp.--Class A ..................         53,000
       6,200 Autozone, Inc. .....................................        173,724
      10,300 Bed, Bath & Beyond, Inc. ...........................        252,994
       7,600 Best Buy, Inc. .....................................        273,296
       1,600 Black & Decker Corp. ...............................         58,800
       6,700 Brunswick Corp. ....................................        131,521
         700 Carnival Corp.--Class A ............................         19,369
      20,800 Cendant Corp. ......................................        303,472
       1,700 Centex Corp. .......................................         70,805
       4,300 Cintas Corp. .......................................        169,506
       5,400 Circuit City Stores, Inc. ..........................         57,240
       9,900 Consolidated Stores Corp. ..........................         99,495
       5,500 Convergys Corp. 1 ..................................        198,385
       9,600 Cooper Tire & Rubber Co. ...........................        108,960
      11,400 Costco Wholesale Corp. .............................        447,450


      SHARES SECURITY                                                      VALUE

       3,900 Dana Corp. .........................................   $     67,002
      14,600 Delphi Automotive Systems ..........................        206,882
       3,000 Dillard Department Stores, Inc.--
               Class A ..........................................         65,820
       8,600 Dollar General Corp. ...............................        175,784
         900 Dow Jones & Co., Inc. ..............................         47,115
       5,800 Federated Department Stores, Inc. ..................        240,990
      49,600 Ford Motor Co. .....................................      1,394,752
         200 Gannett Co., Inc. ..................................         11,944
      14,300 Gap, Inc. ..........................................        339,196
      15,100 General Motors Corp. ...............................        782,935
       5,100 Genuine Parts Co. ..................................        132,141
       7,800 Goodyear Tire & Rubber Co. .........................        186,030
      41,200 Harcourt General, Inc. .............................      2,293,604
       7,300 Harley-Davidson, Inc. ..............................        277,035
       5,600 Harrah's Entertainment, Inc. .......................        164,808
       7,500 Hasbro, Inc. .......................................         96,750
       9,600 Hilton Hotels Corp. ................................        100,320
      58,900 Home Depot, Inc. ...................................      2,538,590
       4,600 IMS Health, Inc. ...................................        114,540
       5,800 Interpublic Group of Cos., Inc. ....................        199,230
      11,600 J.C. Penney Co., Inc. ..............................        185,484
       2,800 KB Homes ...........................................         91,392
      23,700 Kmart Corp. ........................................        222,780
       1,500 Knight-Ridder, Inc. ................................         80,565
       9,600 Kohls Corp. ........................................        592,224
       5,100 Leggett & Platt, Inc. ..............................         98,073
      13,000 Limited, Inc. ......................................        204,360
       4,200 Liz Claiborne, Inc. ................................        197,610
       2,100 Lowe's Cos., Inc. ..................................        122,745
       5,500 Marriott International, Inc. .......................        226,490
      11,600 Masco Corp. ........................................        280,024
      11,100 Mattel, Inc. .......................................        196,914
       7,600 May Department Stores Co. ..........................        269,648
       4,700 McGraw-Hill Cos., Inc. .............................        280,355
       2,300 New York Times Co.--Class A ........................         94,231
       6,900 Newell Rubbermaid, Inc. ............................        182,850
       6,500 Nike, Inc. .........................................        263,575
       3,600 Nordstrom, Inc. ....................................         58,608
      16,700 Office Depot, Inc. .................................        146,125
       2,500 Omnicom Group, Inc. ................................        207,200
       2,100 Pulte Corp. ........................................         84,861
       4,500 Radioshack Corp. ...................................        165,105
       4,700 Reebok International Ltd. 1 ........................        116,842
      11,000 Sears, Roebuck & Co. ...............................        387,970
       4,300 Sherwin-Williams Co. ...............................        109,564
       1,400 Snap-On Tools Corp. ................................         40,768
       2,100 Stanley Works ......................................         69,195
      11,600 Staples, Inc. ......................................        172,550
       4,500 Starwood Hotels & Resorts
               Worldwide, Inc. ..................................        153,045

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

      SHARES SECURITY                                                      VALUE

      22,400 Target Corp. .......................................   $    808,192
       3,800 Tiffany & Co. ......................................        103,550
       4,200 TJX Cos., Inc. .....................................        134,400
       9,400 Toys 'R' Us, Inc. ..................................        235,940
       3,500 Tribune Co. ........................................        142,590
       2,600 TRW, Inc. ..........................................         88,400
       2,300 V.F. Corp. .........................................         80,500
       3,400 Visteon Corp .......................................         51,136
     114,500 Wal-Mart Stores, Inc. ..............................      5,782,250
       1,600 Whirlpool Corp. ....................................         79,984
                                                                    ------------
                                                                      24,661,580
                                                                    ------------
             CONSUMER STAPLES--5.61%
         700 Alberto-Culver Co.--Class B ........................         27,762
       2,600 Albertson's, Inc. ..................................         82,732
      22,700 Anheuser Busch Cos., Inc. ..........................      1,042,611
       5,600 Avon Products, Inc. ................................        223,944
       1,400 Brown-Forman Corp.--Class B ........................         86,730
       4,800 Campbell Soup Co. ..................................        143,376
       7,100 Cardinal Health, Inc. ..............................        686,925
      15,000 Clear Channel Communications, Inc. .................        816,750
       5,400 Clorox Co. .........................................        169,830
      63,100 Coca-Cola Co. ......................................      2,849,596
      11,000 Coca-Cola Enterprises, Inc. ........................        195,580
      13,300 Colgate-Palmolive Co. ..............................        734,958
      26,200 Comcast Corp.--Class A .............................      1,098,762
      13,700 ConAgra, Inc. ......................................        249,888
       9,600 CVS Corp. ..........................................        561,504
       7,900 Darden Restaurants, Inc. ...........................        187,625
      52,800 Disney (Walt) Co. ..................................      1,510,080
           1 Energizer Holdings, Inc. 1 .........................             25
       4,100 Fortune Brands, Inc. ...............................        141,040
       6,800 General Mills, Inc. ................................        292,468
      26,600 Gillette Co. .......................................        829,122
       8,400 H.J. Heinz Co. .....................................        337,680
       3,300 Hershey Foods Corp. ................................        228,756
       4,600 Kellogg Co. ........................................        124,338
      13,300 Kimberly Clark Corp. ...............................        902,139
      24,400 Kroger Co. .........................................        629,276
       1,000 Longs Drug Stores, Inc. ............................         29,560
      28,400 McDonald's Corp. ...................................        754,020
       6,500 McKesson HBOC, Inc. ................................        173,875
      36,500 PepsiCo, Inc. ......................................      1,604,175
      58,100 Philip Morris Cos., Inc. ...........................      2,756,845
      30,000 Procter & Gamble Co. ...............................      1,878,000
       3,200 Quaker Oats Co. ....................................        313,600
      82,800 Ralston Purina Group ...............................      2,579,220
      14,000 Safeway, Inc. ......................................        772,100
      18,500 Sara Lee Corp. .....................................        399,230
       6,800 Starbucks Corp. 1 ..................................        288,575
       5,000 SuperValu, Inc. ....................................         66,650


      SHARES SECURITY                                                      VALUE

      20,000 Sysco Corp. ........................................   $    530,200
       4,500 Tricon Global Restaurants, Inc. ....................        171,855
       3,900 Tupperware Corp. ...................................         93,054
      14,300 Unilever NV ........................................        752,752
       4,900 UST, Inc. ..........................................        147,245
      45,901 Viacom, Inc.--Class B ..............................      2,018,267
      25,600 Walgreen Co. .......................................      1,044,480
       3,000 Wendy's International, Inc. ........................         66,960
       4,200 Winn Dixie Stores, Inc. ............................        119,154
       5,300 Wrigley (Wm.), Jr. Co. .............................        255,725
                                                                    ------------
                                                                      30,969,039
                                                                    ------------
             DRUGS--0.10%
       5,500 Forest Laboratories, Inc. 1 ........................        325,820
       6,000 King Pharmaceuticals, Inc. 1 .......................        244,500
                                                                    ------------
                                                                         570,320
                                                                    ------------
             ELECTRICAL--0.09%
       8,800 Calpine Corp. 1 ....................................        484,616
                                                                    ------------
             ELECTRICAL EQUIPMENT--0.01%
       3,800 Power-One, Inc. 1 ..................................         55,062
                                                                    ------------
             ELECTRONICS--0.47%
       5,100 Applera Corp.--Applied Biosystems
               Group ............................................        141,525
       8,300 Applied Micro Circuits Corp. 1 .....................        136,950
       6,200 Jabil Circuit, Inc. 1 ..............................        134,044
      22,100 Litton Industries, Inc. 1 ..........................      1,775,293
       6,901 NiSource Inc. ......................................        214,759
       2,000 Symbol Technologies, Inc. ..........................         69,800
       1,500 Thomas & Betts Corp. ...............................         26,040
       5,100 Vitesse Semiconductor Corp. 1 ......................        121,444
                                                                    ------------
                                                                       2,619,855
                                                                    ------------
             ENERGY--3.52%
       2,500 Amerada Hess Corp. .................................        195,300
       8,300 Anadarko Petroleum Corp. ...........................        521,074
       2,900 Apache Corp. .......................................        167,069
       1,000 Ashland, Inc. ......................................         38,400
       8,000 Baker Hughes, Inc. .................................        290,480
       8,200 Burlington Resources, Inc. .........................        366,950
      17,500 Chevron Corp. ......................................      1,536,500
      19,000 Conoco, Inc.--Class B ..............................        536,750
       3,600 Devon Energy Corp. .................................        209,520
      12,100 El Paso Corp. ......................................        790,130
      89,500 Exxon Mobil Corp. ..................................      7,249,500
      10,900 Halliburton Co. ....................................        400,575
       3,800 Kerr-McGee Corp. ...................................        246,620
       5,400 Nabors Industries, Inc. 1 ..........................        279,936
      11,500 Occidental Petroleum Corp. .........................        284,625

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

      SHARES SECURITY                                                      VALUE

       1,900 Phillips Petroleum Co. .............................   $    104,595
       5,300 Rowan Cos., Inc. ...................................        145,750
      54,700 Royal Dutch Petroleum Co. ..........................      3,032,568
      14,400 Schlumberger Ltd. ..................................        829,584
       2,200 Sunoco, Inc. .......................................         71,346
      13,800 Texaco, Inc. .......................................        916,320
      10,300 Tosco Corp. ........................................        440,428
       7,400 Transocean Sedco ...................................        320,790
       5,500 Unocal Corp. .......................................        190,135
       9,500 USX Marathon Group .................................        256,025
                                                                    ------------
                                                                      19,420,970
                                                                    ------------
             FINANCIALS--7.71%
      12,800 Aflac, Inc. ........................................        352,512
      18,200 Allstate Corp. .....................................        763,308
       2,700 Ambac Financial Group, Inc. ........................        171,261
      35,000 American Express Co. ...............................      1,445,500
      12,200 American General Corp. .............................        466,650
      60,000 American International Group, Inc. .................      4,830,000
      12,700 Amsouth Bancorp ....................................        213,487
       6,000 AON Corp. ..........................................        213,000
      42,800 Bank of America Corp. ..............................      2,343,300
      18,500 Bank of New York Co., Inc. .........................        910,940
      24,000 Bank One Corp. .....................................        868,320
       2,300 Bear Stearns Cos., Inc. ............................        105,202
       4,800 Capital One Financial Corp. ........................        266,400
      34,900 Charles Schwab Corp. ...............................        538,158
       5,600 Charter One Financial, Inc. ........................        158,480
       2,100 Chubb Corp. ........................................        152,124
       3,800 CIGNA Corp. ........................................        407,968
       3,700 Cincinnati Financial Corp. .........................        140,369
      23,100 CIT Group, Inc.--Class A ...........................        667,128
     129,900 Citigroup Inc. .....................................      5,842,902
       4,000 Comerica, Inc. .....................................        246,000
       8,700 Conseco, Inc. ......................................        140,070
       2,500 Countrywide Credit Industries, Inc. ................        123,375
       3,200 Equifax, Inc. ......................................        100,000
      25,500 Fannie Mae .........................................      2,029,800
      11,500 Fifth Third Bancorp ................................        614,531
      17,700 First Union Corp. ..................................        584,100
      26,744 Fleet Boston Financial Corp. .......................      1,009,586
       5,700 Franklin Resources, Inc. ...........................        222,927
      13,700 Freddie Mac ........................................        888,171
       3,800 Golden West Financial Corp. ........................        246,620
       5,500 Hartford Financial Services Group, Inc. ............        324,500
      11,500 Household International, Inc. ......................        681,260
      10,200 Huntington Bancshares, Inc. ........................        145,350
       2,300 Jefferson-Pilot Corp. ..............................        156,147
      12,800 KeyCorp ............................................        330,240
       7,500 Lehman Brothers, Inc. ..............................        470,250
       4,600 Lincoln National Corp. .............................        195,362
       5,600 Loews Corp. ........................................        332,696


      SHARES SECURITY                                                      VALUE

       6,900 Marsh and McLennan .................................   $    655,707
       2,400 MBIA, Inc. .........................................        193,632
      21,300 MBNA Corp. .........................................        705,030
      12,200 Mellon Financial Corp. .............................        494,344
      20,600 Merrill Lynch & Co., Inc. ..........................      1,141,240
       2,300 MGIC Investment Corp. ..............................        157,366
      25,900 Morgan Stanley Dean Witter
               Discover & Co. ...................................      1,385,650
      17,300 National City Corp. ................................        462,775
       5,400 Northern Trust Corp. ...............................        337,500
       1,500 Old Kent Financial Corp. ...........................         57,000
       7,200 PNC Bank Corp. .....................................        487,800
       6,900 Providian Financial Corp. ..........................        338,445
       5,600 Regions Financial Corp. ............................        159,250
       4,600 Safeco .............................................        129,662
       2,800 St. Paul Cos., Inc. ................................        123,340
       3,900 State Street Corp. .................................        364,260
       5,300 Stilwell Financial Inc. 1 ..........................        142,146
       7,100 Suntrust Banks, Inc. ...............................        460,080
       7,400 Synovus Financial Corp. ............................        199,800
       2,600 T. Rowe Price Group Inc. ...........................         81,412
       2,500 Torchmark Corp. ....................................         97,075
      49,356 US Bancorp .........................................      1,145,048
       4,900 Union Planters Corp. ...............................        188,601
       3,800 USA Education ......................................        276,070
       1,900 Wachovia Corp. .....................................        114,475
      13,800 Washington Mutual, Inc. ............................        755,550
      43,500 Wells Fargo Co. ....................................      2,151,945
                                                                    ------------
                                                                      42,503,197
                                                                    ------------
             HEALTH CARE--6.36%
      35,400 Abbott Laboratories ................................      1,670,526
       3,200 Allergan, Inc. .....................................        237,280
      22,800 ALZA Corp. .........................................        923,400
      33,200 American Home Products Corp. .......................      1,950,500
      27,600 Amgen, Inc. ........................................      1,661,175
         300 Bausch & Lomb, Inc. ................................         13,698
       7,300 Baxter International, Inc. .........................        687,222
       6,000 Becton Dickinson & Co. .............................        211,920
       3,900 Biogen, Inc. .......................................        246,919
       4,900 Biomet, Inc. .......................................        193,014
      10,500 Boston Scientific Corp. ............................        211,890
      49,000 Bristol-Myers Squibb Co. ...........................      2,910,600
         900 C.R. Bard, Inc. ....................................         40,860
       7,700 Dynegy, Inc. .......................................        392,777
       9,300 Guidant Corp. ......................................        418,407
      13,500 HCA Healthcare Co ..................................        543,645
      15,700 HEALTHSOUTH Corp. ..................................        202,373
      10,400 Humana, Inc. 1 .....................................        108,992
      28,101 Johnson & Johnson ..................................      2,457,994
      28,700 Lilly (Eli) & Co. ..................................      2,200,142
       6,700 Manor Care 1 .......................................        136,680

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

      SHARES SECURITY                                                      VALUE

       7,100 Medimmune Inc. 1 ...................................   $    254,712
      30,300 Medtronic, Inc. ....................................      1,385,922
      58,700 Merck & Co., Inc. ..................................      4,455,330
     161,700 Pfizer, Inc. .......................................      6,621,615
      33,100 Pharmacia Corp. ....................................      1,667,247
       6,100 Quintiles Transnational Corp. ......................        115,137
      36,800 Schering-Plough Corp. ..............................      1,344,304
       3,400 St. Jude Medical, Inc. .............................        183,090
       5,300 Stryker Corp. ......................................        276,925
      10,500 Tenet Healthcare Corp. .............................        462,000
       7,900 Unitedhealth Group, Inc. ...........................        468,154
       3,900 Watson Pharmaceuticals .............................        205,140
       2,400 Wellpoint Health Networks ..........................        228,744
                                                                    ------------
                                                                      35,088,334
                                                                    ------------
             HOUSEHOLD FURNISHINGS--0.01%
       1,500 Maytag Corp. .......................................         48,375
                                                                    ------------
             HUMAN RESOURCES--0.02%
       5,500 Robert Half International Inc. 1 ...................        122,925
                                                                    ------------
             INSURANCE--0.18%
       3,300 Aetna Inc. 1 .......................................        118,536
      19,600 Metlife, Inc. ......................................        588,980
       1,200 Progressive Corp. of Ohio ..........................        116,460
       6,100 Unumprovident Corp. ................................        178,242
                                                                    ------------
                                                                       1,002,218
                                                                    ------------
             OIL-DOMESTIC--0.07%
       4,600 EOG Resources, Inc. ................................        189,658
       4,000 Noble Drilling Corp. 1 .............................        184,640
                                                                    ------------
                                                                         374,298
                                                                    ------------
             OIL SERVICE-DOMESTIC--0.01%
       1,900 Fluor Corp. ........................................         84,550
                                                                    ------------
             PACKAGING & CONTAINERS--0.00%
         300 Ball Corp. .........................................         13,761
                                                                    ------------
             PRINTING & PUBLISHING--0.05%
       1,800 Deluxe Corp. .......................................         42,606
       3,900 Donnelley (R.R.) & Sons Co. ........................        102,258
       4,200 Moody's Corp. ......................................        115,752
                                                                    ------------
                                                                         260,616
                                                                    ------------
             PROFESSIONAL SERVICES--0.04%
       2,600 Ecolab, Inc. .......................................        110,292
       1,800 H & R Block, Inc. ..................................         90,108
                                                                    ------------
                                                                         200,400
                                                                    ------------


      SHARES SECURITY                                                      VALUE

             TECHNOLOGY--8.73%
       2,700 Adaptec, Inc. ......................................   $     23,414
      23,900 ADC Telecommunications, Inc. .......................        203,150
       5,700 Adobe Systems, Inc. ................................        199,329
      11,100 Advanced Micro Devices, Inc. .......................        294,594
      11,100 Agilent Technologies 1 .............................        341,103
      13,000 Altera Corp. 1 .....................................        278,687
      11,000 Analog Devices, Inc. ...............................        398,640
       5,900 Andrew Corp. .......................................         84,812
       9,200 Apple Computer, Inc. ...............................        203,044
      21,900 Applied Materials, Inc. ............................        952,650
         500 Autodesk, Inc. .....................................         15,281
      15,900 Automatic Data Processing, Inc. ....................        864,642
       7,600 BMC Software, Inc. .................................        163,400
       6,700 Broadcom Corp.--Class A 1 ..........................        193,630
       9,300 Cabletron Systems, Inc. ............................        119,970
     188,725 Cisco Systems, Inc. ................................      2,984,214
       4,800 Citrix Systems, Inc. ...............................        101,400
      43,700 Compaq Computer Corp. ..............................        795,340
       3,700 Computer Associates International, Inc. ............        100,640
       5,500 Computer Sciences Corp. ............................        177,925
       9,500 Compuware Corp. ....................................         92,625
       4,900 Comverse Technology ................................        288,561
       5,800 Conexant Systems ...................................         51,837
      24,100 Corning, Inc. ......................................        498,629
      66,500 Dell Computer Corp. ................................      1,708,219
       5,800 Eastman Kodak Co. ..................................        231,362
       6,200 Electronic Data Systems Corp. ......................        346,332
      57,300 EMC Corp. ..........................................      1,684,620
       9,800 First Data Corp. ...................................        585,158
       3,200 Fiserv, Inc. 1 .....................................        143,800
       9,200 Gateway, Inc. 1 ....................................        154,652
      41,700 Hewlett-Packard Co. ................................      1,303,959
     173,800 Intel Corp. ........................................      4,573,113
      45,100 International Business Machines Corp. ..............      4,337,718
       5,300 Intuit Inc. 1 ......................................        147,075
      34,400 JDS Uniphase Corp. 1 ...............................        634,250
       4,900 KLA-Tencor Corp. ...................................        192,938
       3,300 Lexmark International Group, Inc.--
               Class A ..........................................        150,216
       7,700 Linear Technology Corp. ............................        316,181
      10,700 LSI Logic Corp. ....................................        168,311
      85,700 Lucent Technologies, Inc. ..........................        854,429
       8,700 Maxim Integrated Products, Inc. 1 ..................        361,833
       3,100 Mercury Interactive Corp. 1 ........................        129,813
      17,600 Micron Technology, Inc. ............................        730,928
     137,500 Microsoft Corp. ....................................      7,519,531
      55,600 Motorola, Inc. .....................................        792,856
       9,000 National Semiconductor Corp. .......................        240,750
       4,300 NCR Corp. ..........................................        167,829

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

      SHARES SECURITY                                                      VALUE

       9,600 Network Appliance, Inc. ............................   $    161,400
      82,300 Nortel Networks Corp. ..............................      1,156,315
      14,100 Novell, Inc. .......................................         70,500
       4,800 Novellus Systems, Inc. 1 ...........................        194,700
     147,800 Oracle Corp. .......................................      2,214,044
      13,600 Palm, Inc. .........................................        114,325
       6,900 Parametric Technology Corp. ........................         62,531
      11,100 Paychex, Inc. ......................................        411,394
       9,400 Peoplesoft, Inc. ...................................        220,313
       1,700 Perkinelmer, Inc. ..................................         89,165
       3,000 QLogic Corp. 1 .....................................         67,500
      19,500 Qualcomm, Inc. .....................................      1,104,188
       3,700 Sabre Group Holdings, Inc. .........................        170,829
       3,200 Sapient Corp. 1 ....................................         23,000
       6,700 Scientific-Atlanta, Inc. ...........................        278,653
      12,500 Siebel Systems, Inc. 1 .............................        340,000
      84,800 Sun Microsystems, Inc. .............................      1,303,376
       3,400 Tektronix, Inc. ....................................         92,786
      11,500 Tellabs, Inc. ......................................        467,906
       4,500 Teradyne, Inc. .....................................        148,500
      38,800 Texas Instruments, Inc. ............................      1,202,024
       7,900 Unisys Corp. .......................................        110,600
      10,900 Veritas Software Corp. .............................        504,025
         700 W.W. Grainger, Inc. ................................         23,695
      17,200 Xerox Corp. ........................................        103,028
      10,100 Xilinx, Inc. .......................................        354,763
      15,100 Yahoo!, Inc. .......................................        237,825
                                                                    ------------
                                                                      48,130,775
                                                                    ------------
             TELECOMMUNICATIONS--0.02%
       6,901 Avaya Inc. 1 .......................................         89,713
                                                                    ------------
             TRANSPORTATION--0.45%
       6,200 AMR Corp. ..........................................        217,744
      11,000 Burlington Northern Santa Fe .......................        334,180
       5,600 CSX Corp. ..........................................        188,720
       4,200 Delta Air Lines, Inc. ..............................        165,900
       9,000 Fedex Corp. ........................................        375,120
      12,300 Norfolk Southern Corp. .............................        205,902
       4,900 Ryder Systems, Inc. ................................         88,151
      23,800 Southwest Airlines Co. .............................        422,450
       6,400 Union Pacific Corp. ................................        360,000
       3,600 US Airways Group, Inc. .............................        127,620
                                                                    ------------
                                                                       2,485,787
                                                                    ------------
             UTILITIES--1.66%
      13,200 AES Corp. ..........................................        659,472
       3,600 Ameren Corp. .......................................        147,420
      10,000 American Electric Power Co. ........................        470,000


      SHARES SECURITY                                                     VALUE

       4,800 Cinergy Corp. ......................................   $    161,040
       5,800 CMS Energy .........................................        171,622
       5,500 Consolidated Edison, Inc. ..........................        204,050
       2,000 Constellation Energy Group, Inc. ...................         88,200
       7,000 Dominion Resources, Inc. ...........................        451,290
       4,600 DTE Energy Co. .....................................        183,080
      18,400 Duke Power Co. .....................................        786,416
       9,800 Edison International, Inc. .........................        123,872
      19,300 Enron Corp. ........................................      1,121,330
       7,700 Entergy Corp. ......................................        292,600
       8,100 FirstEnergy Corp. ..................................        226,152
       4,300 FPL Group, Inc. ....................................        263,590
       1,300 GPU, Inc. ..........................................         42,237
       4,800 Keyspan Energy Corp. ...............................        183,024
         400 Mirant Corp. 1 .....................................         14,200
       7,300 Niagara Mohawk Power Corp. .........................        123,370
       1,500 NICOR, Inc. ........................................         55,905
       1,600 People's Energy Corp. ..............................         62,192
      12,100 PG&E Corp. .........................................        150,645
       1,700 Pinnacle West Capital Corp. ........................         77,979
       6,400 PPL Corp. ..........................................        281,344
       5,600 Public Service Enterprise Group, Inc. ..............        241,696
       9,200 Reliant Energy .....................................        416,300
       9,200 Sempra Energy ......................................        214,176
      20,400 Southern Co. .......................................        715,836
       7,300 TXU Corp. ..........................................        301,636
      13,800 Williams Cos., Inc. ................................        591,330
      10,600 Xcel Energy ........................................        319,166
                                                                    ------------
                                                                       9,141,170
                                                                    ------------
             UTILITY-ELECTRIC--0.15%
       1,500 Allegheny Energy, Inc. .............................         69,390
       7,800 Exelon Corp. .......................................        511,680
       6,000 Progress Energy, Inc. ..............................        258,420
                                                                    ------------
                                                                         839,490
                                                                    ------------
             UTILITY-GAS NATURAL GAS--0.03%
       3,000 Kinder Morgan, Inc. ................................        159,600
         300 ONEOK, Inc. ........................................         12,267
                                                                    ------------
                                                                         171,867
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $297,093,045) ..........................................    273,501,237
                                                                    ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

 PRINCIPAL
    AMOUNT  SECURITY                                                       VALUE

            NON-CONVERTIBLE
            CORPORATE DEBT--10.07%
            AEROSPACE--0.70%
            Raytheon Co.,
$3,940,000    5.70%, 11/1/03 ....................................   $  3,872,063
                                                                    ------------
            BANKS--1.15%
            Bank of America Corp.,
 2,180,000    7.40%, 1/15/11 ....................................      2,289,331
            Barclays Bank Plc,
   877,000    8.55%, 6/15/49 2 ..................................        968,942
            First Union Capital II,
 3,155,000    7.95%, 11/15/29 ...................................      3,080,233
                                                                    ------------
                                                                       6,338,506
                                                                    ------------
            FINANCIALS--1.22%
            Citigroup Inc.,
 2,510,000    6.75%, 12/1/05 ....................................      2,614,966
            Ford Motor Credit Corp.,
 1,450,000    6.70%, 7/16/04 ....................................      1,483,130
            Waddell &  Reed Financial,
 2,605,000    7.50%, 1/18/06 ....................................      2,641,962
                                                                    ------------
                                                                       6,740,058
                                                                    ------------
            INDUSTRIALS--2.57%
            Air 2 US,
 3,843,984    8.027%, 10/1/19 2 .................................      4,093,267
            Archstone Communities:
   390,000    6.37%, 10/15/01 ...................................        392,681
 1,165,000    7.00%, 10/29/01 ...................................      1,177,603
            ERAC USA Finance Co.:
 2,000,000    6.95%, 3/1/04 2 ...................................      2,020,410
 3,095,000    8.25%, 5/1/05 2 ...................................      3,225,671
            Goodyear Tire & Rubber Co.,
 1,550,000    8.125%, 3/15/03 ...................................      1,563,944
            International Paper Co.,
 1,345,000    8.00%, 7/8/03 .....................................      1,406,179
            Prologis Trust,
   260,000    6.70%, 4/15/04 ....................................        263,688
                                                                    ------------
                                                                      14,143,443
                                                                    ------------
            INSURANCE--1.03%
            Aflac, Inc.,
 1,805,000    6.50%, 4/15/09 ....................................      1,802,233
            AXA Financial, Inc.,
 1,805,000    7.75%, 8/1/10 .....................................      1,982,608
            Farmers Insurance Exchange,
   635,000    8.625%, 5/1/24 2 ..................................        645,222
            MIC Financing Trust I,
 1,410,000    8.375%, 2/1/27 ....................................      1,268,538
                                                                    ------------
                                                                       5,698,601
                                                                    ------------

 PRINCIPAL
    AMOUNT  SECURITY                                                       VALUE

            TELECOMMUNICATIONS--1.67%
            Motorola Inc.,
$2,715,000    6.75%, 2/1/06 .....................................   $  2,651,431
            Verizon Global Funding Corp.,
 2,655,000    7.25%, 12/1/10 2s .................................      2,801,792
            Worldcom, Inc.,
 3,595,000    8.00%, 5/15/06 ....................................      3,735,813
                                                                    ------------
                                                                       9,189,036
                                                                    ------------
            UTILITY-ELECTRIC & GAS--1.73%
            Eastern Energy Ltd.,
 2,875,000    7.25%, 12/1/16 2 ..................................      2,807,182
            Enogex, Inc.,
 3,125,000    8.125%, 1/15/10 2 .................................      3,345,144
            Nstar,
 3,050,000    8.00%, 2/15/10 ....................................      3,246,695
            Potomac Edison,
   140,000    8.00%, 6/1/24 .....................................        141,656
                                                                    ------------
                                                                       9,540,677
                                                                    ------------
TOTAL NON-CONVERTIBLE CORPORATE DEBT
   (Cost $53,536,369) ...........................................     55,522,384
                                                                    ------------
            ASSET-BACKED SECURITIES--5.13%
            Advanta Mortgage Loan Trust,
              Series 2000-2, Class A6,
 1,883,000    7.72%, 3/25/15 ....................................      1,979,125
            Conseco Finance, Series 1999-H,
              Class AF5,
 5,030,000    7.60%, 12/15/29 ...................................      5,217,400
            Conseco Finance, Series 2000-B,
              Class AF6,
 3,830,000    7.80%, 5/15/20 ....................................      4,039,588
            Daimler Chrysler Auto Trust,
              Series 2000-C, Class A4,
 1,791,000    6.85%, 11/6/05 ....................................      1,870,651
            Felco Funding II LLC, Series 2000-1,
              Class A4,
 3,140,000    7.72%, 12/15/05 2 .................................      3,329,057
            Ford Credit Auto Owner Trust,
              Series 2000-F, Class A2,
 1,155,000    6.56%, 5/17/04 ....................................      1,192,415
            Household Automotive Trust,
              Series 2000-1, Class A4,
 4,320,000    7.48%, 12/18/06 ...................................      4,550,133
            PSE&G Transition Funding LLC,
              Series 2001-1, Class A5,
 3,105,000    6.45%, 3/15/13 ....................................      3,182,285

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       22

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

 PRINCIPAL
    AMOUNT  SECURITY                                                       VALUE

            Ryder Vehicle Lease Trust,
              Series 2001-A, Class A4,
$2,855,000    5.81%, 8/15/06 ....................................   $  2,904,829
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $27,261,514) ...........................................     28,265,483
                                                                    ------------

            MORTGAGE BACKED SECURITIES--4.58%
            Chase Mortgage Finance Corp., CMO,
              Series 1998-S6, Class A17,
 5,520,000    6.75%, 10/25/28 ...................................      5,514,763
            GE Capital Mortgage Services, Inc., CMO,
              Series 1999-17, Class A4,
 4,147,623    7.00%, 11/25/07 ...................................      4,264,918
            Green Point Manufactured Housing,
              Series 1999-1, Class A2,
 5,060,000    6.01%, 8/15/15 ....................................      5,125,561
            Green Point Manufactured Housing,
              Series 1999-5, Class A3,
 4,880,000    7.33%, 8/15/20 ....................................      5,111,464
            Norwest Asset Securities Corp., CMO,
              Series 1999, Class A4,
 5,130,000    7.25%, 12/25/29 ...................................      5,244,348
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $23,879,429) ...........................................     25,261,054
                                                                    ------------
            FOREIGN DEBT--0.45%
            Petroleos Mexicanos,
$1,180,000    9.50%, 9/15/27 ....................................      1,233,100
            United Mexican States,
 1,170,000    9.75%, 4/6/05 .....................................      1,253,069
                                                                    ------------
TOTAL FOREIGN DEBT
   (Cost $2,435,623) ............................................      2,486,169
                                                                    ------------
            MUNICIPAL BONDS--3.46%
            Connecticut State Development
              Authority Revenue, RB, Series A,
   690,000    8.375%, 10/15/04 ..................................        728,488
            Delaware River Port Authority,
              Pennsylvania & New Jersey, Port
              Distribution Project, RB, Series A, FSA,
 2,595,000    7.27%, 1/1/07 .....................................      2,789,495
            Greater Kentucky Housing Assistance
              Corp., Mortgage Revenue, RB, FHA &
              HUD Section 8 Assisted,
 1,360,000    7.20%, 2/1/06 .....................................      1,408,878
            Harrisburg, Pennsylvania, Housing Corp.
              Mortgage Revenue, RB, FHA,
 5,340,000    10.00%, 7/15/24 ...................................      5,686,726

 PRINCIPAL
    AMOUNT  SECURITY                                                       VALUE

            Lansing, Michigan, Water & Light Water
              Supply Board, Steam & Electric Utilities
              System, RB, MBIA,
$3,155,000    7.30%, 7/1/06 .....................................   $  3,400,238
            Ross County, Ohio, Water Co., Inc.,
              Water Revenue, RB, FGIC,
 2,435,000    8.25%, 8/1/25 2 ...................................      2,681,690
            Suburban Hospital Healthcare Systems,
              Inc., Suburban Rock Spring Llc, COP,
              AMBAC,
   855,000    7.865%, 2/15/27 ...................................        909,412
            Wyandotte County, Kansas City, COP,
 1,455,000    8.50%, 12/1/05 ....................................      1,455,131
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (Cost $18,275,599) ...........................................     19,060,058
                                                                    ------------
            US GOVERNMENT & AGENCIES--5.72%
            Federal Home Loan Mortgage Corp.,
              Gold Certificate Pool #G10390,
 5,590,436    7.00%, 6/1/09 .....................................      5,763,836
            Federal Home Loan Mortgage Corp.,
              Pool #E40465,
 1,847,771    6.50%, 10/1/07 ....................................      1,886,753
            Federal Home Loan Mortgage Corp.,
              Series 1974, Class VC,
 5,160,000    7.00%, 1/15/11 ....................................      5,248,623
            Federal National Mortgage Association,
              Series 2001-11, Class H,
 3,035,000    6.00%, 7/18/25 ....................................      3,036,631
            Federal National Mortgage Association,
              Pool #190750,
 4,378,644    7.00%, 3/1/09 .....................................      4,513,178
            Federal National Mortgage Association,
              Pool #323194,
 1,863,827    6.361%, 7/1/08 ....................................      1,911,463
            Federal National Mortgage Association,
              Pool #381706,
 1,899,155    6.26%, 6/1/09 .....................................      1,933,718
            Federal National Mortgage Association,
              Pool #382140,
 3,990,000    7.03%, 12/15/05 ...................................      4,202,680
            Federal National Mortgage Association,
              Pool #564318,
 2,948,096    9.00%, 11/1/30 ....................................      3,071,610
                                                                    ------------
TOTAL US GOVERNMENT & AGENCIES
   (Cost $30,516,034) ...........................................     31,568,492
                                                                    ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2001

 PRINCIPAL
    AMOUNT  SECURITY                                                       VALUE

            US TREASURY SECURITIES--9.08%
            US Treasury Bill:
$  160,000    5.14%, 4/19/01 3,4 ................................   $    159,624
11,120,000    5.14%, 4/19/01 3,4 ................................     11,093,088
 8,000,000    4.47%, 6/14/01 4 ..................................      7,932,352
            US Treasury Bond:
 7,948,000    8.125%, 8/15/19 ...................................     10,255,980
 6,133,000    6.125%, 8/15/29 ...................................      6,587,235
            US Treasury Note:
 2,814,000    5.25%, 5/15/04 ....................................      2,880,118
 3,060,000    5.75%, 11/15/05 ...................................      3,208,695
 2,123,000    6.125%, 8/15/07 ...................................      2,273,102
 5,334,000    6.00%, 8/15/09 ....................................      5,698,003
                                                                    ------------
TOTAL US TREASURY SECURITIES
   (Cost $49,415,972) ...........................................     50,088,197
                                                                    ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $502,413,585) ..........................................    485,753,074
                                                                    ------------

    SHARES  SECURITY                                                       VALUE

            INVESTMENTS IN AFFILIATED
            INVESTMENT COMPANIES
            MUTUAL FUND--7.55%
41,656,855  Cash Management Fund Institutional ..................   $ 41,656,855
                                                                    ------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $41,656,855) ...........................................     41,656,855
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $544,070,440)5 .................................   95.63%  $527,409,929

OTHER ASSETS IN EXCESS
   OF LIABILITIES .......................................    4.37     24,113,672
                                                           ------   ------------
NET ASSETS ..............................................  100.00%  $551,523,601
                                                           ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutions.
3 Held as collateral by broker for futures contracts.
4 Rate shown on the Schedule of Portfolio Investments is the effective yield as of March 31, 2001.
5 Aggregate cost for federal tax purposes is $550,644,939.
The following abbreviations are used in the portfolio description:
CMO -- Collateralized Mortgage Obligation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RB -- Revenue Bond

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

Asset Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                        MARCH 31, 2001
ASSETS
   Investments in unaffiliated issuers, at value 1 ....................................   $485,753,074
   Investments in affiliated investment companies, at value 2 .........................     41,656,855
                                                                                          ------------
Total investments, at value ...........................................................    527,409,929
   Foreign cash 3 .....................................................................     14,906,962
   Receivable for securities sold .....................................................     13,148,812
   Dividend and interest receivable ...................................................      2,845,565
   Unrealized appreciation on forward currency exchange contracts .....................        480,447
   Prepaid expenses and other .........................................................            102
                                                                                          ------------
Total assets ..........................................................................    558,791,817
                                                                                          ------------
LIABILITIES
   Due to Bankers Trust ...............................................................        260,039
   Payable for securities purchased ...................................................      5,774,949
   Unrealized depreciation on forward currency exchange contracts .....................        780,486
   Variation margin payable ...........................................................        440,990
   Accrued expenses and other .........................................................         11,752
                                                                                          ------------
Total liabilities .....................................................................      7,268,216
                                                                                          ------------
NET ASSETS ............................................................................   $551,523,601
                                                                                          ============
COMPOSITION OF NET ASSETS
   Paid-in capital ....................................................................   $572,124,356
   Net unrealized depreciation on investments and foreign currencies ..................    (20,600,755)
                                                                                          ------------
NET ASSETS ............................................................................   $551,523,601
                                                                                          ============

------------------------------------------------------------------------------------------------------
1 Cost of $502,413,585.
2 Cost of $41,656,855.
3 Foreign cash has a cost basis of $15,635,543.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

Asset Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                   FOR THE YEAR ENDED
                                                                                       MARCH 31, 2001
INVESTMENT INCOME
   Dividends from affiliated investment companies ...................................... $  3,026,104
   Dividends from unaffiliated issuers 1 ...............................................    3,618,172
   Interest ............................................................................   17,370,992
                                                                                         ------------
   Total investment income .............................................................   24,015,268
                                                                                         ------------
EXPENSES
   Advisory fees .......................................................................    4,134,752
   Administration fees .................................................................      636,116
   Professional fees ...................................................................       26,788
   Trustees fees .......................................................................        6,453
   Miscellaneous .......................................................................       16,826
                                                                                         ------------
Total expenses .........................................................................    4,820,935
Less: fee waivers or expense reimbursements ............................................   (1,075,688)
                                                                                         ------------
Net expenses ...........................................................................    3,745,247
                                                                                         ------------
NET INVESTMENT INCOME ..................................................................   20,270,021
                                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
     Investment transactions ...........................................................   15,729,989
     Foreign currency transactions .....................................................   (5,472,213)
     Forward foreign currency transactions .............................................      368,672
     Futures transactions ..............................................................  (22,518,129)
   Net change in unrealized appreciation/depreciation on investments and foreign currencies ................................................................  (77,597,879)
                                                                                         ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES .................  (89,489,560)
                                                                                         ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ............................................. $(69,219,539)
                                                                                         ============

-----------------------------------------------------------------------------------------------------
1 Net of foreign withholding tax of $14,831.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

Asset Management Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEARS ENDED MARCH 31,
                                                                                  2001                       2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................................... $  20,270,021              $  19,432,101
   Net realized gain (loss) from investments and foreign
     currency transactions .............................................   (11,891,681)                75,333,098
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies ................................   (77,597,879)                (1,499,042)
                                                                         -------------              -------------
Net increase (decrease) in net assets from operations ..................   (69,219,539)                93,266,157
                                                                         -------------              -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ......................................   236,479,092                204,062,057
   Value of capital withdrawn ..........................................  (348,753,287)              (268,438,376)
                                                                         -------------              -------------
Net decrease in net assets from capital transactions
   in shares of beneficial interest ....................................  (112,274,195)               (64,376,319)
                                                                         -------------              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................  (181,493,734)                28,889,838
NET ASSETS
   Beginning of year ...................................................   733,017,335                704,127,497
                                                                         -------------              -------------
   End of year ......................................................... $ 551,523,601              $ 733,017,335
                                                                         =============              =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27

Asset Management Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   FOR THE YEARS ENDED MARCH 31,
                                                  2001           2000          1999           1998          1997
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ......................... $551,524       $733,017      $704,127       $649,372      $348,539
   Ratios to average net assets:
     Net investment income ..................     3.19%          2.69%         2.91%          2.97%         3.12%
     Expenses after waivers .................     0.59%          0.60%         0.60%          0.60%         0.60%
     Expenses before waivers ................     0.76%          0.76%         0.76%          0.76%         0.76%
   Portfolio turnover rate ..................      118%           222%          109%           199%          137%

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28

Asset Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Asset Management Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 ('the Act'), as amended, asan open-end management investment company. The Portfolio was organized on June 9, 1992 and began operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Management expects that there will be no impact of the adoption of these principles to the Fund's financial statements.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into 'TBA' (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the securities to be purchased decline prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under 'Valuation of Securities'.

E. FOREIGN CURRENCY TRANSLATION
The Portfolio's books and records are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net US dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation is determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statements of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

--------------------------------------------------------------------------------

Asset Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

I. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolios pays Bankers Trust a fee computed daily and paid monthly at an annual rate of 0.65% of the Portfolio's average daily net assets.

Through July 31, 2001, the Investment Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary, to limit all expenses to 0.60% of the average daily net assets of the Fund, including expenses of the Asset Management Portfolio.

Effective January 2, 2001, the Investment Advisor and Administrator have voluntarily agreed to waive their fees and/or reimburse expenses of the Asset Management Fund--Premier Class, to the extent necessary, to limit all expenses to 0.55% of the average daily net assets of the Fund, including the expenses of the Asset Management Portfolio. This, in effect, reduces the Asset Management Portfolio's expenses to 0.55% of its average daily net assets.

These voluntary waivers and reimbursements may be terminated or adjusted at any time at our sole discretion without notice to shareholders.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), currently an open-end management investment company managed by Bankers Trust. After April 30, 2001, Cash Management will be managed by Deutsche Asset Management, Inc. (DeAM,Inc.). Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust.

At March 31, 2001, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the year ended March 31, 2001.

--------------------------------------------------------------------------------
                                       30

Asset Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended March 31, 2001, were $643,644,603 and $672,955,062, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2001, was $550,644,939. The aggregate gross unrealized appreciation for all investments at March 31, 2001, was $32,026,937 and the aggregate gross unrealized depreciation for all investments was, on a tax basis, $55,261,947.

NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at March 31, 2001 is as follows:

                                                                                                      Unrealized
                                                                                                    Appreciation/
Type of Futures                       Expiration  Contracts       Position       Market Value       Depreciation
-----------------------------------------------------------------------------------------------------------------
Mini S&P 500 Index Futures               6/15/01          3           Long       $    175,380        $   (11,606)
S&P 500 Index Futures                    6/15/01        120           Long         35,076,000         (2,253,884)
S&P 500 Index Futures                    6/15/01        (33)          Short        (9,645,900)           233,690
US Treasury Notes Futures                6/21/01       (548)          Short       (58,199,313)          (102,576)
DAX Index Futures                        6/18/01        113           Long         14,414,717           (481,568)
Australian 10 Year Bond
   Index Futures                         6/18/01         66           Long          4,851,470            (97,481)
SPI 200 Index Futures                    6/30/01         16           Long            617,763            (29,798)
Long Gilt Future                         6/28/01         86           Long         14,229,601            (32,614)
Toronto Stock Exchange 60 Futures        6/15/01         30           Long          1,701,561            (77,681)
Canadian 10 Year Bond Futures            6/21/01        129           Long          8,495,242            (67,242)
-----------------------------------------------------------------------------------------------------------------
Total                                                   (18)                    $  11,716,521        $(2,920,760)
-----------------------------------------------------------------------------------------------------------------

At March 31, 2001, the Portfolios have sufficient securities to cover margin requirements on open futures contracts.

NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
A summary of obligations under these financial instruments at March 31, 2001 is as follows:

                                                                                                    Net Unrealized
                                                                                                     Appreciation/
                                                                                         Contract     Depreciation
Contracts to Deliver                        In Exchange For   Settlement Date         Value (US$)            (US$)
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Australian Dollar     5,916,000      US Dollar     3,128,972         04/05/01         $ 2,888,611       $(240,361)
Canadian Dollar       6,166,000      US Dollar     3,987,712         04/04/01           3,915,940         (71,772)
British Pound         9,329,000      US Dollar    13,731,448         04/05/01          13,263,095        (468,353)
------------------------------------------------------------------------------------------------------------------
                                                                    Total Unrealized Depreciation       $(780,486)
------------------------------------------------------------------------------------------------------------------
Sells
------------------------------------------------------------------------------------------------------------------
Euro Dollar          (5,631,000)     US Dollar    (5,273,994)        04/05/01         $(4,977,984)      $ 296,010
British Pound          (250,000)     US Dollar      (367,894)        04/05/01            (355,427)         12,467
Japanese Yen       (387,411,000)     US Dollar    (3,263,453)        04/05/01          (3,091,483)        171,970
------------------------------------------------------------------------------------------------------------------
                                                                    Total Unrealized Appreciation       $ 480,447
------------------------------------------------------------------------------------------------------------------
                                                                Total Net Unrealized Depreciation       $(300,039)
------------------------------------------------------------------------------------------------------------------

NOTE 6--SUBSEQUENT EVENT
Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio pursuant to an Advisory Agreement. As of April 30, 2001, Deutsche Asset Management,Inc. (DeAM,Inc.) serves as investment advisor to the Portfolio.

--------------------------------------------------------------------------------
                                       31

Asset Management Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial
Interest of the Asset Management Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asset Management Portfolio (one of the Portfolios comprising BT Investment Portfolios, hereafter referred to as the 'Portfolio') at March 31, 2001, and the results of its operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
April 30, 2001

--------------------------------------------------------------------------------
                                       32

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                 DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                 P.O. BOX 219210
                                 KANSAS CITY, MO 64121-9210
or call our toll-free number:    1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management,Inc., and Deutsche Asset Management Investment Services Limited.


Asset Management Fund--Premier Class                           CUSIP #055847404
                                                               1682ANN (5/01)

Distributed by:
ICC Distributors, Inc